Goodwill - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Aging & Caregiving [member]
Goodwill - Text Details (Detail) [Line Items]
Sensitivity pre-tax discount rate	300
Sensitivity compound long-term sales growth		(730)
Sensitivity terminal value		(39.00%)
Population Insights & Care [member]
Goodwill - Text Details (Detail) [Line Items]
Sensitivity pre-tax discount rate	10
Sensitivity compound long-term sales growth	(30)
Acquisitions and divestments [Domain] | Population Health Management [Member]
Goodwill - Text Details (Detail) [Line Items]
Sensitivity terminal value		(3.00%)
Goodwill [member]
Goodwill - Text Details (Detail) [Line Items]
Acquisitions through business combinations, intangible assets and goodwill	€ 465	€ 1,548
Increase (decrease) through net exchange differences, intangible assets and goodwill	310	(836)
Decrease through classified as held for sale, intangible assets and goodwill	3	1,878
Intangible assets and goodwill	8,503	7,731	€ 8,898
Goodwill [member] | Population Health Management [Member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill	207
Goodwill [member] | Aging & Caregiving [member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill	43
Goodwill [member] | EPDSolutionsLtd[Member]
Goodwill - Text Details (Detail) [Line Items]
Acquisitions through business combinations, intangible assets and goodwill	262
Goodwill [member] | Remaining acquisitions (excluding EPD) [Member]
Goodwill - Text Details (Detail) [Line Items]
Acquisitions through business combinations, intangible assets and goodwill	€ 203
Goodwill [member] | Remaining acquisitions (excluding Spectranetics) [Member]
Goodwill - Text Details (Detail) [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		293
Goodwill [member] | The Spectranetics Corporation [Member]
Goodwill - Text Details (Detail) [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		€ 1,255